Schedule of interest rate risk management (Details) $ in Millions	Dec. 31, 2021 USD ($)
Probable Scenario Twelve [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	$ 602
Probable Scenario Twelve [Member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	2
Probable Scenario Twelve [Member] | L I B O R 6 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	333
Probable Scenario Twelve [Member] | C D I [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	128
Probable Scenario Twelve [Member] | T J L P [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	57
Probable Scenario Twelve [Member] | Ibiritermo S.A. [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	82
Reasonably Possible Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	712
Reasonably Possible Scenario [member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	3
Reasonably Possible Scenario [member] | L I B O R 6 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	376
Reasonably Possible Scenario [member] | C D I [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	160
Reasonably Possible Scenario [member] | T J L P [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	71
Reasonably Possible Scenario [member] | Ibiritermo S.A. [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	102
Remote Scenario [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	821
Remote Scenario [member] | L I B O R 3 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	3
Remote Scenario [member] | L I B O R 6 M [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	419
Remote Scenario [member] | C D I [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	192
Remote Scenario [member] | T J L P [Member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	85
Remote Scenario [member] | Ibiritermo S.A. [member]
DisclosureRiskManagementLineItems [Line Items]
[custom:IncreaseDecreaseInRiskExposureAssociatedWithInterstRateManagement-0]	$ 122